Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income (Loss)	$ 13,138,338	$ 10,758,502
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,104,918	894,687
Provision for loan losses	624,165	1,589,000
Deferred income tax	(76,374)	(270,427)
Net realized gain on sale of securities AFS	0	39,086
Gain on sale of loans	(540,540)	(1,027,175)
(Gain) loss on sale of bank premises and equipment	(7,559)	174,470
Gain on sale of OREO	0	(55,602)
Capital loss on leases	63,125	0
Income from CFS Partners	(951,605)	(684,891)
Amortization of bond premium, net	531,081	92,662
Proceeds from sales of loans held for sale	18,103,002	37,899,464
Originations of loans held for sale	(17,771,062)	(37,002,689)
(Decrease) increase in taxes payable	(258,585)	61,285
Decrease (increase) in interest receivable	587,417	(651,424)
Decrease in mortgage servicing rights	24,426	17,431
Decrease in right-of-use assets	196,172	132,778
Decrease in operating lease liabilities	196,825	202,782
Decrease in other assets	67,126	5,728
Increase in cash surrender value of BOLI	(84,992)	(85,224)
Amortization of limited partnerships	363,048	336,686
Change in net deferred loan fees and costs	(1,157,769)	1,558,156
Decrease in interest payable	(27,348)	(53,109)
Increase in accrued expenses	310,996	174,154
Increase (decrease) in other liabilities	3,525	(38,377)
Net cash provided by operating activities	14,044,681	13,584,217
Investments - AFS
Maturities, calls, pay downs and sales	18,851,557	22,804,241
Purchases	(143,655,767)	(36,767,300)
Proceeds from redemption of restricted equity securities	141,500	522,400
Purchases of restricted equity securities	(129,400)	(537,100)
Decrease in limited partnership contributions payable	(150,000)	(909,000)
Proceeds of distribution from CFS Partners	2,000,000	0
Decrease (increase) in loans, net	19,139,595	(102,746,364)
Capital expenditures net of proceeds from sales of bank premises and equipment	(895,739)	(452,402)
Proceeds from sales of OREO	0	1,022,340
Recoveries of loans charged off	104,808	72,965
Net cash used in investing activities	(104,593,446)	(116,990,220)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	60,311,741	118,665,955
Net increase in money market and savings accounts	43,828,327	51,469,875
Net decrease in time deposits	(7,030,955)	(2,866,358)
Net (decrease) increase in repurchase agreements	(6,117,437)	5,537,464
Net decrease in short-term borrowings	150,000	0
Proceeds from long-term borrowings	0	150,000
Repayments on long-term borrowings	(1,350,000)	0
Decrease in finance lease obligations	(198,653)	(61,665)
Dividends paid on preferred stock	(48,750)	(54,375)
Dividends paid on common stock	(3,386,502)	(2,947,185)
Net cash provided by financing activities	85,857,771	169,893,711
Net (decrease) increase in cash and cash equivalents	(4,690,994)	66,487,708
Cash and cash equivalents:
Beginning	115,049,920	48,562,212
Ending	110,358,926	115,049,920
Supplemental Schedule of Cash Paid During the Period:
Interest	3,148,847	4,899,795
Income taxes, net of refunds	2,955,000	2,120,542
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized (loss) gain on securities AFS	(2,635,848)	828,944
Additions to finance lease obligations	3,955,252	0
Common Shares Dividends Paid:
Dividends declared	4,699,529	4,004,030
Increase in dividends payable attributable to dividends declared	(149,212)	(17,773)
Dividends reinvested	(1,163,815)	(1,039,072)
Total dividends paid	$ 3,386,502	$ 2,947,185